Note 8 - Common Stock (Details Textual) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended	2 Months Ended	1 Months Ended	5 Months Ended
	Oct. 31, 2014	May 30, 2013	Jan. 17, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013	Jan. 31, 2012	Sep. 30, 2014	Nov. 30, 2014	May 31, 2013	May 14, 2013	Apr. 30, 2013
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Value, New Issues						$ 273,360
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.60	$ 0.66		$ 0.75						$ 0.50	$ 0.60
Proceeds from Warrant Exercises	873,400	583,333	1,060,000
Stock Issued During Period, Shares, Warrants Exercised	3,176,000
Class of Warrant or Right, Outstanding			2,933,333	5,108,826
Number Of Warrants Issued During Period			1,766,667
Class of Warrant or Right, Unissued			1,166,666
General and Administrative Expense				1,807,605	1,792,160	1,752,765
Warrant Exercise Fee Per Share	$ 0.075
Common Stock [Member]
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Shares, New Issues						407,999
Stock Issued During Period, Value, New Issues						408
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								1,599,784
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1
Stock Issued During Period, Shares, Issued for Services				378,205	50,000		50,000
Warrant [Member]
Stockholders' Equity Note [Abstract]
Other General and Administrative Expense		19,617	218,551
Members Of Board Of Directors And Management [Member]
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Shares, New Issues								380,954
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								571,432
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1
Members Of Board Of Directors And Management [Member] | Common Stock [Member]
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Shares, New Issues								1,066,519
Stock Issued During Period, Value, New Issues								714,570
Expense Associated with Warrant Modifications [Member]
Stockholders' Equity Note [Abstract]
General and Administrative Expense				39,712	238,168	0			39,711
General and Administrative Expense [Member]
Stockholders' Equity Note [Abstract]
Allocated Share-based Compensation Expense							20,500
Third Party Consulting Services [Member]
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Shares, Issued for Services										378,205
Allocated Share-based Compensation Expense										100,000
Common Stock Warrants [Member] | Common Stock [Member]
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Shares, New Issues											2,933,333
Proceeds from Warrant Exercises											$ 1,643,333
Warrant Exercise Price Adjustment [Member]
Stockholders' Equity Note [Abstract]
Class of Warrant or Right, Outstanding												1,166,666
Warrants with Modified Exercise Prices [Member]
Stockholders' Equity Note [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1
Class of Warrant or Right, Outstanding									818,376
Warrants with Modified Exercise Prices [Member] | Scenario, Previously Reported [Member]
Stockholders' Equity Note [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 16.50